CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (889,209)	$ (1,019,886)	$ (1,181,481)	$ (1,692,210)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Bad debts expense (recoveries)	(240)	0	15,240
Impairment of cost method investment			25,499
Depreciation and amortization	17,209	2,420	8,725	610
Gain on sale of fixed assets	(5,250)	0
Forgiveness of Debt Cash Flows	0	(17,115)	(17,115)	(64,767)
Change in fair market value of derivative liabilites	174,860	0
Amortization of convertible note payable discounts	25,997	0
Amortization of debt issuance costs	1,224	0
Stock issued for services	234,165	128,583	149,917	678,038
Stock issued for compensation, related party	177,243	79,800	98,858	117,250
(Gain) loss on stock issued for debt				(12,290)
Options and warrants granted for services	8,404	15,243	15,243	318,336
Options and warrants granted for services, related party	16,807	113,814	156,160
Decrease (increase) in assets:
Accounts receivable	(5,760)	8,831	13,192	(8,932)
Deferred television costs	(162,001)	0
Prepaid expenses	14,957	(16,325)	(15,082)	1,000
Interest receivable	0	(623)
Increase (decrease) in liabilities:
Checks written in excess of deposits				(1,719)
Deferred revenues	112,595	41,429	92,405	(5,000)
Accounts payable	9,154	13,910	29,341	165,571
Accrued expenses	(3,533)	(25,625)	(203,617)	75,108
Net cash used in operating activities	(273,378)	(675,544)	(812,715)	(429,005)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment of investment in note receivable	0	(20,000)	(20,000)
Payments for cost method investments			(25,499)
Payment on equity method investments	0	(25,499)
Proceeds from sale of fixed assets	10,162	0
Purchase of fixed assets	0	(120,638)	(121,823)
Net cash used in investing activities	10,162	(166,137)	(167,322)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible debentures	183,000	0
Proceeds from long term debt			35,000	5,300
Repayment of long term debt	0	(18,000)	(18,000)	(5,300)
Payments on debt issuance costs	(6,500)	0
Proceeds from sale of series B preferred stock				1,000,000
Proceeds from sale of common stock	25,000	0		241,250
Proceeds from sale of common stock, related party	20,000	200,000	200,000
Net cash provided by financing activities	221,500	182,000	217,000	1,241,250
Net increase (decrease) in cash	(41,716)	(659,681)	(763,037)	812,245
Cash, beginning	49,208	812,245	812,245
Cash, ending	7,492	152,564	49,208	812,245
Supplemental disclosures:
Interest paid	655	623
Income taxes paid	0	0
Non-cash investing and financing activities:
Value of debt discount	183,000	0
Cancellation of shares of common stock, 361,765 shares	$ 362